Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 91.3%
U.S. Treasury Bill, 5.38%, 4/2/2024(a) ......................................... $ 500,000 $ 499,928
U.S. Treasury Bill, 5.41%, 4/9/2024(a) ......................................... 1,000,000 998,836
U.S. Treasury Bill, 5.39%, 4/11/2024(a) ........................................ 5,000,000 4,992,730
U.S. Treasury Bill, 5.38%, 4/16/2024(a) ........................................ 2,500,000 2,494,516
U.S. Treasury Bill, 5.40%, 4/30/2024(a) ........................................ 4,500,000 4,480,958
U.S. Treasury Bill, 5.36%, 6/20/2024(a) ........................................ 136,500,000 134,919,179
Total U.S. Treasury Bills (Cost $148,388,975) ....................................... 148,386,147
Total Investments – 91.3%
(Cost $148,388,975) ........................................................... $ 148,386,147
Other Assets in Excess of Liabilities – 8.7% ........................................... 14,121,039
Net Assets – 100.0% ............................................................ $ 162,507,186
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Live Cattle Future ................................ 3 $ 222,000 4/30/24 $ (4,420)
Cotton No. 2 Future ............................... 37 1,690,530 5/8/24 (72,150)
Soybean Oil Future ............................... 156 4,488,120 5/14/24 (97,843)
Copper Future ................................... 67 6,711,725 5/29/24 97,114
Gold 100 OZ Future .............................. 50 11,192,000 6/26/24 284,468
Live Cattle Future ................................ 7 504,700 6/28/24 (7,284)
Cotton No. 2 Future ............................... 47 2,161,295 7/9/24 (73,136)
Soybean Oil Future ............................... 27 785,376 7/12/24 (12,740)
WTI Crude Future ................................ 19 1,536,910 7/22/24 10,020
Copper Future ................................... 69 6,967,275 7/29/24 207,634
Soybean Oil Future ............................... 21 611,604 8/14/24 (8,744)
WTI Crude Future ................................ 34 2,723,060 8/20/24 31,668
GOLD 100 OZ FUTR ............................. 5 1,129,200 8/28/24 26,830
Live Cattle Future ................................ 25 1,782,000 8/30/24 (41,705)
WTI Crude Future ................................ 35 2,775,150 9/20/24 43,886
Copper Future ................................... 21 2,133,075 9/26/24 61,249
WTI Crude Future ................................ 29 2,277,660 10/22/24 49,360
WTI Crude Future ................................ 106 8,251,040 11/20/24 89,630
Total unrealized appreciation/(depreciation) $ 583,837
Short position contracts:
WTI Crude Future ................................ (24) (1,996,080) 4/22/24 (29,479)
Natural Gas Future ............................... (73) (1,286,990) 4/26/24 23,870
Sugar #11 (World) Future .......................... (90) (2,270,016) 4/30/24 (84,139)
Wheat Future (CBT) .............................. (99) (2,773,238) 5/14/24 (104,350)
Corn Future ..................................... (405) (8,950,500) 5/14/24 (126,165)
Natural Gas Future ............................... (57) (1,138,290) 5/29/24 37,562

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
CAN 10Year Bond Future .......................... (909) $ (80,756,753) 6/19/24 $ (284,517)
Natural Gas Future ............................... (52) (1,216,800) 6/26/24 21,942
US 5 Year Note (CBT) ............................. (707) (75,660,047) 6/28/24 (116,395)
Sugar #11 (World) Future .......................... (207) (5,135,256) 6/28/24 (165,575)
Corn Future ..................................... (150) (3,408,750) 7/12/24 (38,503)
Wheat Future (CBT) .............................. (143) (4,116,613) 7/12/24 (186,837)
Natural Gas Future ............................... (46) (1,123,320) 7/29/24 37,466
Silver Future .................................... (24) (3,019,080) 7/29/24 (10,159)
Natural Gas Future ............................... (124) (3,021,880) 8/28/24 98,885
Corn Future ..................................... (67) (1,556,075) 9/13/24 (40,252)
Wheat Future (CBT) .............................. (52) (1,537,900) 9/13/24 (71,681)
3-Month CORRA Futures .......................... (267) (46,922,853) 9/17/24 21,922
Natural Gas Future ............................... (241) (6,097,300) 9/26/24 212,632
Silver Future .................................... (5) (634,975) 9/26/24 (2,075)
Sugar #11 (World) Future .......................... (49) (1,210,104) 9/30/24 (57,727)
Natural Gas Future ............................... (96) (2,812,800) 10/29/24 41,384
Natural Gas Future ............................... (41) (1,411,220) 11/26/24 (3,389)
Corn Future ..................................... (57) (1,361,587) 12/13/24 (17,712)
3 Month SOFR Future ............................. (996) (236,886,150) 12/17/24 580,276
3-Month CORRA Futures .......................... (469) (82,651,923) 12/17/24 60,322
Natural Gas Future ............................... (40) (1,490,800) 12/27/24 (12,140)
3 Month SOFR Future ............................. (1,289) (307,523,175) 3/18/25 917,512
3-Month CORRA Futures .......................... (519) (91,736,425) 3/18/25 47,874
3 Month SOFR Future ............................. (1,789) (428,018,250) 6/17/25 1,423,690
3-Month CORRA Futures .......................... (332) (58,836,219) 6/17/25 12,384
3 Month SOFR Future ............................. (895) (214,654,562) 9/16/25 (44,875)
Total unrealized appreciation/(depreciation) $ 2,141,751
Total net unrealized appreciation $ 2,725,588
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 91.3%
Total Investments ................................................................................ 91.3%
Other Assets in Excess of Liabilities .................................................................. 8.7%
Net Assets ..................................................................................... 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.